CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 11,439	$ 31,614		$ 22,919
Total current assets	23,458	31,686		26,158
Property and equipment, net	76	84		116
Total assets	27,809	35,199		27,001
Current liabilities:
Operating lease liability - current	106	103		93
Total current liabilities	6,998	10,367		3,281
Operating lease liabilities, non-current	174	201		275
Total liabilities	42,931	40,827		3,556
Commitments and contingencies (Note 16)
Stockholders' equity:
Common stock, $0.001 par value; 58,251,629 shares authorized as of December 31, 2024 and 2023; 19,197,914 and 19,134,164 shares issued and outstanding as of December 31, 2024 and 2023, respectively	19	19		19
Accumulated deficit	(101,815)	(92,236)		(62,839)
Accumulated other comprehensive loss	2
Total stockholders' deficit	(100,625)	(91,131)	$ (66,174)	(62,058)	$ (45,051)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	27,809	35,199		27,001
Cara Therapeutics, Inc.
Current assets:
Cash and cash equivalents	34,217	37,903		51,775
Marketable securities				48,983
Accounts receivable, net - related party	1,229	407		2,765
Inventory, net	900	900		2,821
Income tax receivable				697
Other receivables	1,009	4,088		555
Prepaid expenses	1,592	529		8,154
Total current assets		43,827		116,158
Property and equipment, net				3,322
Restricted cash, non-current	0	0		1,500
Total assets	38,947	43,827		125,844
Current liabilities:
Accounts payable and accrued expenses	1,199	3,972		25,592
Total current liabilities	1,199	3,972		25,592
Liability related to sales of future royalties and milestones, net	45,821	44,448		37,079
Operating lease liabilities, non-current				6,088
Total liabilities	47,020	48,420		68,759
Commitments and contingencies (Note 16)
Stockholders' equity:
Preferred stock; $0.001 par value; 5,000,000 shares authorized at March 31, 2025 and December 31, 2024, zero shares issued and outstanding at March 31, 2025 and December 31, 2024
Common stock, $0.001 par value; 58,251,629 shares authorized as of December 31, 2024 and 2023; 19,197,914 and 19,134,164 shares issued and outstanding as of December 31, 2024 and 2023, respectively	2	2		2
Additional paid-in capital	752,443	751,017		742,088
Accumulated deficit	(760,518)	(755,612)		(684,745)
Accumulated other comprehensive loss				(260)
Total stockholders' deficit	(8,073)	(4,593)	$ 29,803	57,085	$ 158,779	$ 227,522
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 38,947	$ 43,827		$ 125,844